RBC International Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RBC International Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	19.80%	4.27%	16.56%